Note 6 - Commitments (Details Textual)	9 Months Ended
	Sep. 30, 2015 USD ($) ft²	Dec. 31, 2014 USD ($) ft²
Area of Real Estate Property | ft²	8,400	8,400
Lessee Leasing Arrangements, Operating Leases, Renewal Term	1 year
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 36,523
Operating Leases, Future Minimum Payments, Due in Two Years	149,042
Unrecorded Unconditional Purchase Obligation	$ 36,200	$ 151,439